Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Materials and supplies	$ 4,164	$ 2,900
Prepaid assets	2,833	1,503
Other	4,160	1,376
Other current assets	$ 11,157	$ 5,779